CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at beginning at Dec. 31, 2023	$ 9,600	$ 42	$ (991)	$ 54,165	$ (1,145)	$ 61,671
NET INCOME				5,130		5,130
Other comprehensive income, net of tax:					410	410
Cash dividends declared				(980)		(980)
Balance at ending at Dec. 31, 2024	9,600	42	(991)	58,315	(735)	66,231
NET INCOME				4,539		4,539
Other comprehensive income, net of tax:					1,349	1,349
Cash dividends declared				(980)		(980)
Balance at ending at Dec. 31, 2025	$ 9,600	$ 42	$ (991)	$ 61,874	$ 614	$ 71,139